Transactions with Affiliates of Fortress (Details Narrative) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Affiliated Entity [Member] | Logan Circle Partners L P [Member]
Related Party Transaction [Line Items]
Costs and fees incurred for the investment management services	$ 1	$ 1	$ 1
SpringCastle Funding Trust [Member] | Springleaf Finance Corporation [Member]
Related Party Transaction [Line Items]
Servicing fees receivable	3
SpringCastle Funding Trust [Member] | Springleaf Finance Corporation [Member] | Servicing Agreement [Member]
Related Party Transaction [Line Items]
Servicing fee revenue	32
MorEquity and Other Indirect Subsidiaries [Member] | Nationstar Mortgage LLC [Member]
Related Party Transaction [Line Items]
Subservicing fees	$ 2	$ 2	$ 5
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage				47.00%